Related Party Disclosures - Summary Of Compensation of key management personnel of the Group (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term benefits	£ 4,479	£ 3,488	£ 3,176
Post-employment benefits	144	64	60
IFRS 2 share-based payment charge	875	1,152	1,470
Total compensation paid to key management personnel	£ 5,498	£ 4,704	£ 4,706